Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of financial assets measured at fair value [Table Text Block]
	As at March 31, 2025			As at March 31, 2024
Assets	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Cash	-	23,226		-	9,678	-
(i) Digital currencies (Note 7)	$-	$181,146	$-	$-	$161,645	$-
(ii) Investments (Note 5)	21,016	-	429	5,356	-	576
Derivative asset (Note 7)	-	-	1,300	-	-	-
	$21,016	$204,372	$1,729	$5,356	$171,323	$1,618

Liabilities
Warrant liability	$-	$-	$716	$-	$-	$-
Convertible loan-derivative component	-	-	-	-	-	120
	$-	$-	$716	$-	$-	$120

Schedule of reconciliation of Level 3 assets and liabilities [Table Text Block]
Level 3 Continuity	Fair value at March 31, 2025	Fair value at March 31, 2024
Investments
Balance, at April 1	$576	$350
Transfer to Level 1	(133)
Additions		250
Foreign exchange	(2)	(23)
Change in fair value	(12)	(1)
Balance, at March 31	$429	$576

Derivative asset
Balance, at April 1	$-	$-
Additions	2,000	-
Change in fair value	(700)	-
Balance, at March 31	$1,300	$-

Warrant liability
Balance, at April 1	$-	$-
Additions - reclassification from equity	5,112	-
Change in fair value	(4,352)	-
Balance, at March 31	$760	$-